Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2023
Shareholders' Equity [Abstract]
Schedule of Outstanding and Exercisable Warrants	The Company’s outstanding and exercisable warrants as of September 30, 2023 are presented below:
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants granted	-	$-	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-
Warrants Outstanding as of March 31, 2022	160,000	$6.60	2.6	$-
Warrants Outstanding as of March 31, 2023	160,000	132.00	1.6	-
Warrants Outstanding as of September 30, 2023	160,000	132.00	1.1	-